Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid expenses and other current assets
	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
VAT recoverable	3,182	6,754	1,036
Prepaid expense	5,021	6,919	1,060
Other receivables	3,354	80	12
Subtotal:	11,557	13,753	2,108
Less: allowance for doubtful accounts	-	-	-
Prepaid expenses and other current assets, net	11,557	13,753	2,108

Schedule of allowance for doubtful accounts
	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Balance, beginning of year	-	-	-	-
Additions	-	20	-	-
Write off	-	(20)	-	-
Balance, end of year	-	-	-	-